Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-1

3.10% Exchange Note

Class A-1 1.00000% Asset Backed Notes

Class A-2A 1.67% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.06% Asset Backed Notes

Class A-4 2.26% Asset Backed Notes

Class B 2.48% Asset Backed Notes

Class C 2.74% Asset Backed Notes

Class D 3.09% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	02/01/17
End of Period:	03/31/17
Number of days in Interest Period (Actual/360):	36
Number of days in Collection Period:	59
Report Due Date:	04/18/17
Distribution Date:	04/20/17
Transaction Month:	1

2017-1 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	54,680	02/01/2017	03/15/2017	$1,364,563,788

Total	54,680			$1,364,563,788

RECONCILIATION OF 2017-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,364,563,788

{2} Reduction in Agg. Securitization Value due to payments				{2}	29,436,747
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	2,421,449
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	7,272,833
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	39,131,029

{7} End of period Aggregate Securitization Value					{7}	$1,325,432,759

{8} Pool Factor					{8}	97.132342%

RECONCILIATION OF 2017-1 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,322,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,322,000,000

{11} Exchange Note Principal Payment Amount					{11}	39,131,029

{12} End of period Exchange Note Balance					{12}	$1,282,868,971

{13} Note Pool Factor					{13}	97.040013%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$182,000,000	$270,000,000	$180,000,000	$387,840,000	$80,000,000

{15} Beginning of period Note Balance	{15}	$182,000,000	$270,000,000	$180,000,000	$387,840,000	$80,000,000

{16} Noteholders’ Principal Distributable Amount	{16}	39,131,029	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	8,774,332	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$134,094,639	$270,000,000	$180,000,000	$387,840,000	$80,000,000

{21} Note Pool Factor	{21}	73.678373%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$59,360,000	$55,260,000	$37,530,000		$1,251,990,000

{23} Beginning of period Note Balance	{23}	$59,360,000	$55,260,000	$37,530,000		$1,251,990,000

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		39,131,029
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		8,774,332
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$59,360,000	$55,260,000	$37,530,000		$1,204,084,639

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		96.173663%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,364,563,788

{31} Ending Designated Pool Balance							{31}	1,325,432,759
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	1,325,432,759

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$39,131,029

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$1,322,000,000	$0	3.10%	35	30/360	$3,984,362

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2017-1 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$42,298,329
{37} Net Liquidation Proceeds collected during period							{37}	10,009,288
{38} Investment Earnings							{38}	12,594
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(12,594)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	52,307,617

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	2,236,368
{43} To the 2017-1 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	3,984,362
{44} To the 2017-1 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	39,131,029
{45} To the 2017-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	6,955,858
{46} To the 2017-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments							{46}	0

{47} Total Distributions:								{47}	$52,307,617

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$1,364,563,788
{49} Ending Agg. Securitization Value						{49}	1,325,432,759
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	39,131,029

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	39,131,029

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$39,131,029

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$182,000,000	$0	1.00000%	36	Actual/360	$182,000
{56}	Class A-2A	$270,000,000	0	1.67%	35	30/360	438,375
{57}	Class A-2B	$180,000,000	0	1.13222%	36	Actual/360	203,800
{58}	Class A-3	$387,840,000	0	2.06%	35	30/360	776,758
{59}	Class A-4	$80,000,000	0	2.26%	35	30/360	175,778
{60}	Class B	$59,360,000	0	2.48%	35	30/360	143,124
{61}	Class C	$55,260,000	0	2.74%	35	30/360	147,207
{62}	Class D	$37,530,000	0	3.09%	35	30/360	112,747

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2017-1 Exchange Note Collections							{63}	$50,071,249
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	12,594
{66} Investment Earnings - and amounts released from Reserve Account							{66}	1,932
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	50,085,775

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{75}	182,000
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{76}	438,375
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{77}	203,800
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{78}	776,758
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{79}	175,778
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{80}	0
{81} Class B Noteholders’ Interest Distributable Amount							{81}	143,124
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{82}	0
{83} Class C Noteholders’ Interest Distributable Amount							{83}	147,207
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{84}	0
{85} Class D Noteholders’ Interest Distributable Amount							{85}	112,747
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{86}	0
{87} Noteholders’ Principal Distributable Amount							{87}	39,131,029
{88} To the Reserve Account, the Reserve Amount Required Amount							{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{89}	8,774,332
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining							{94}	0

{95} Total Distributions:								{95}	$50,085,775

PRINCIPAL PARITY AMOUNT CALCULATION
	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{96}	Class A	$1,099,840,000	$1,325,432,759	$0	$48,308,439		$0
{97}	Class B	1,159,200,000	1,325,432,759	0	48,165,315		0
{98}	Class C	1,214,460,000	1,325,432,759	0	48,018,108		0
{99}	Class D	1,251,990,000	1,325,432,759	0	47,905,361		0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{100} Excess Total Available Funds							{100}	$8,774,332

{101} Beginning Note Balance					{101}	1,251,990,000
{102} Principal payments through Indenture Section 8.3 (i) through (xvii)					{102}	39,131,029
{103} Pro-Forma Note Balance						{103}	1,212,858,971

{104} Ending Aggregate Securitization Value					{104}	1,325,432,759
{105} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($146,690,607)					{105}	146,690,607
{106} Required Pro Forma Note Balance {104} - {105}						{106}	1,178,742,152

{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}							{107}	34,116,819

{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{108}	$8,774,332

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{109} Ending Aggregate Securitization Value							{109}	$1,325,432,759
{110} End of Period Note Balance							{110}	1,282,868,971
{111} Overcollateralization							{111}	42,563,788
{112} Overcollateralization%								{112}	3.21%

Asset Backed Notes:
{113} Ending Aggregate Securitization Value							{113}	1,325,432,759
{114} End of Period Note Balance							{114}	1,204,084,639
{115} Overcollateralization							{115}	121,348,120
{116} Overcollateralization%								{116}	9.16%

RECONCILIATION OF 2017-1 CASH RESERVE ACCOUNT
{117} Specified Reserve Balance								{117}	$6,822,819

{118} Beginning of Period Reserve Account balance								{118}	$6,822,819
{119} Investment Earnings							{119}	1,932
{120} From the Indenture Collection Account, the Reserve Account Required Amount							{120}	0
{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{121}	0
{122} Total Reserve balance available:								{122}	6,824,751

{123} Specified Reserve Balance								{123}	6,822,819

{124} Release Excess Cash to Indenture Collection Available Funds								{124}	1,932

{125} End of period Reserve Account balance								{125}	$6,822,819

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage
{126} Receivables with Scheduled Payment delinquent 61 days or more							{126}	$552,241	0.04%

{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )							{127}		Yes

CREDIT RISK RETENTION ¹

								Dollars	Percentage
{128} Fair Value of Residual Interest							{128}	$155,764,144	11.06%

{129} Total Fair Value of Notes and Residual Interest							{129}	$1,407,754,144	100.00%

{130} Compliance (Fair Value must be at least 5% of the aggregate value of the Notes and Residual Interest)							{130}		Yes

¹	Recalculated as of the closing date. Changes in the fair value inputs and assumptions as described in the prospectus include final interest rates and tranch sizes as of closing date.

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	April 17, 2017

GM Financial

GMALT 2017-1

Supplemental Monthly Data

March 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,364,563,788	$982,786,474
Change	(39,131,029)	(10,653,982)

End of Period	$1,325,432,759	$972,132,492
Residual Value as % of Agg. Securitization Value		73.34%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	54,037	1,319,753,282	99.57%
31 - 60 days	208	5,127,236	0.39%
61 - 90 days	26	552,241	0.04%
over 90 days	0	0	0.00%

Total	54,271	1,325,432,759	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	163	4,676,212	163	4,676,212
Standard terminations	20	484,965	20	484,965

Total retained by lessee	183	5,161,177	183	5,161,177
Returned Vehicles
Early terminations	119	2,111,656	119	2,111,656
Standard terminations	0	0	0	0

Total returned to dealer	119	2,111,656	119	2,111,656
Charged off leases / Repossessed vehicles	107	2,421,449	107	2,421,449
Repurchases	0	0	0	0
Other	0	0	0	0

Total terminations	409	9,694,282	409	9,694,282

	Current Period	Cumulative
Net Credit (Gain) Loss
Agg. Securitized Value of early term defaults	2,421,449	2,421,449
less: Sales proceeds	1,599,314	1,599,314
less: Excess wear and excess mileage received	0	0
less: Other amounts received	1,620	1,620

Net Credit (Gain) Loss	820,515	820,515

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	2,040,662	2,040,662
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	2,128,804	2,128,804
less: Excess wear and excess mileage received	0	0
less: Other recovery amounts	8,833	8,833

Residual (Gain) Loss	(96,975)	(96,975)

	Current Period	Prev. Month
Prepay Speed	0.9934%

Return Rate	0.0000%

(1)	Percentages may not add to 100% due to rounding.